Shareholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
Shareholders' Deficit

6.Stockholders’ Deficit

Par value for common shares is $0.0001. The following is a summary of common share activity for the nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Common shares, beginning balance	4,488,416	8,468,742	2,765,097	8,396,425
Issuance of common shares	106,752	75,694	1,830,071	148,011
Common shares, ending balance	4,595,168	8,544,436	4,595,168	8,544,436

The Company has one common stock warrant outstanding with available shares to be issued of 6,439 and an exercise price of $1.61 per share as of September 30, 2021. This warrant was exercised on October 4, 2021.

11.         Shareholders’ Deficit

Science 37 was formed under Delaware law and is treated as a “C” corporation for U.S. tax purposes.

Par value for common shares is $0.0001. The following is a summary of common share activity for the years ended December 31, 2020 and 2019:

	2020	2019
Common stock shares, beginning balance	8,396,425	8,273,865
Issuance of common stock	164,886	122,560
Repurchase of common stock	(5,796,214)	—
Common stock shares, ending balance	2,765,097	8,396,425

The Company has one common stock warrant outstanding with available shares to be issued of 6,439 and an exercise price of $1.61 per share as of December 31, 2020.